Revenues by products	9 Months Ended
Mar. 31, 2012
Segment Reporting [Abstract]
Revenues by products

Note 23 – Revenues by products

The Company considers itself, including its coal mining and coking operations and the sales of its coal and coke products, to be operating within one reportable segment. All of the Company’s products are sold within the PRC.  Major products and respective revenues for the three and nine months ended March 31, 2012 and 2011 are summarized as follows:

	For the three months ended March 31,		For the nine months ended March 31,
	2012	2011	2012	2011
Coke	$8,521,844	$7,807,796	$27,116,487	$25,259,342
Coal tar	186,887	1,098,429	1,530,707	2,320,468
Raw coal	1,342,559	4,961,427	4,876,089	10,473,771
Washed coal	6,752,767	6,004,809	22,729,441	11,572,674
Total	$16,804,057	$19,872,461	$56,252,724	$49,626,255